Related Party Balances and Transactions (Details) - Schedule of accounts payable-related party - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Subtotal	$ 734,263
Guangzhou Guangrui [Member]
Related Party Transaction [Line Items]
Subtotal	$ 734,263